Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues
20.	Revenues

(a) Vessel Revenues:

The following table includes the vessel revenues earned by the Company in each of the years ended December 31, 2023, 2024 and 2025, as presented in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Time charter revenues	97,515,511	65,069,003	42,180,126
Pool revenues	—	—	4,060,766
Total Vessel revenues	$97,515,511	$65,069,003	$46,240,892

For the years ended December 31, 2023 and 2024, the Company generated its revenues exclusively from time charters. For the year ended December 31, 2025, the Company generated its revenues from both time charters and pool arrangements.

The Company typically enters into fixed rate or index-linked rate charters with an option to convert to fixed rate time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner protective restrictions discussed below. Time charter agreements may have extension options ranging from months, to sometimes, years. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carries only lawful and non-hazardous cargo.

From time to time, the Company’s dry bulk vessels are fixed on period charter contracts with the rate of daily hire linked to the average of the time charter routes comprising the respective indices for dry bulk vessels of the Baltic Exchange. Such contracts also carry an option for the Company to convert the index-linked rate to a fixed rate for a minimum period of three months and up to the maximum remaining duration of the charter contract, according to the average of the forward freight agreement curve of the respective Baltic index for the desired period, at the time of conversion. The index-linked contracts with conversion clause provide flexibility and allow the Company to either enjoy exposure in the spot market, when the rate is floating, or to secure foreseeable cash flow when the rate has been converted to fixed over a certain period.

The Company employs certain of its vessels in pools. The main objective of pools is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing it between the pool participants based on the terms of the pool agreement. The Company typically enters into pool arrangements for a minimum period of six months, subject to certain rights of suspension and/or early termination.

(b) Revenue from services

The following table represents a disaggregation of revenue from contracts with customers by type of service:

	Year ended December 31, 2024(1)	Year ended December 31, 2025
Ship Management	$838,809	$15,892,543
Management Services	309,259	9,072,952
Transaction Services	212	7,284,296
Other Revenue	26,096	3,323,722
Total Revenue from services	$1,174,376	$35,573,513

The following table represents a geographical disaggregation of revenue:

	Year ended December 31, 2024(1)	Year ended December 31, 2025
Germany	$850,942	$27,248,342
The Netherlands	102,799	2,092,239
China (Hong Kong)	112,528	4,008,223
Singapore	39,121	1,009,340
Panama	67,174	1,169,968
Colombia	1,812	45,401
Total revenue from services	$1,174,376	$35,573,513

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.